General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Material expense [abstract]
Personnel expenses	¥ 834,512	¥ 770,769	¥ 787,880
Depreciation and amortization	264,290	255,702	258,516
Building and maintenance expenses	9,979	8,593	8,864
Supplies expenses	15,468	15,191	15,506
Communication expenses	32,839	33,454	34,213
Publicity and advertising expenses	126,090	89,924	73,483
Taxes and dues	82,293	83,554	84,364
Outsourcing expenses	115,157	111,737	109,100
Office equipment expenses	61,503	56,389	51,283
Others	259,490	253,802	273,177
Total general and administrative expenses	¥ 1,801,621	¥ 1,679,115	¥ 1,696,386